Consolidated Balance Sheets (Parentheticals)		Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ 0.0000001	¥ 0.0000001
Ordinary shares, shares authorized	[1]	500,000,000,000	500,000,000,000
Ordinary shares, shares issued	[1]	50,000,000	50,000,000
Ordinary shares, shares outstanding	[1]	50,000,000	50,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).